Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Outstanding [Line Items]
Long term debt, Carrying amount	¥ 428,102	¥ 610,269
Long term debt, Fair value	¥ 438,483	¥ 621,966